PROPERTY AND EQUIPMENT. (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2018	2017
Facilities and plant equipment	$621,909	$601,156
Land	8,970	8,970
Other equipment, vehicles and furniture	11,812	10,189
Construction in progress	30,312	38,041
	673,003	658,356
Accumulated depreciation	(190,346)	(150,004)
	$482,657	$508,352